Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Sales of goods	$ 1,720,334,000	$ 1,147,590,000	$ 810,961,000
Sales of services	11,305,000	7,015,000	12,884,000
Total operating income	1,731,639,000	1,154,605,000	823,845,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(750,985,000)	(568,482,000)	(457,354,000)
Unabsorbed cost due to production stoppage	(2,968,000)	(2,135,000)	(19,893,000)
Cost of sales of services, excluding depreciation and amortization	(4,699,000)	(3,050,000)	(6,243,000)
Depreciation and amortization	(120,138,000)	(150,821,000)	(181,039,000)
Exploration in operating units	(51,906,000)	(50,884,000)	(49,229,000)
Mining royalties	(18,552,000)	(19,946,000)	(18,839,000)
Total cost of sales	(949,248,000)	(795,318,000)	(732,597,000)
Gross profit	782,391,000	359,287,000	91,248,000
Operating income (expenses)
Administrative expenses	(70,213,000)	(61,340,000)	(69,183,000)
Selling expenses	(28,662,000)	(25,768,000)	(19,392,000)
Exploration in non-operating areas	(24,766,000)	(21,860,000)	(13,452,000)
Reversal (provision) of contingencies and others	(732,000)	(596,000)	6,927,000
Other, net	(24,812,000)	195,932,000	24,973,000
Total operating income (expenses)	(149,185,000)	86,368,000	(70,127,000)
Operating Profit	633,206,000	445,655,000	21,121,000
Other income (expense), net
Share in the results of associates and joint venture	307,920,000	189,847,000	152,225,000
Gain (loss) foreign exchange difference	64,967,000	(9,184,000)	19,375,000
Finance income	48,346,000	12,528,000	9,057,000
Finance costs	(87,129,000)	(65,397,000)	(119,254,000)
Profit before income tax	967,310,000	573,449,000	82,524,000
Income tax
Current income tax	(120,334,000)	(103,116,000)	(69,306,000)
Deferred income tax	(7,867,000)	(53,048,000)	26,312,000
Total income tax	(128,201,000)	(156,164,000)	(42,994,000)
Profit from continuing operations	839,109,000	417,285,000	39,530,000
Discontinued operations
Loss from discontinued operations	(8,921,000)	(1,022,000)	(6,848,000)
Net Profit	830,188,000	416,263,000	32,682,000
Profit attributable to:
Owners of the parent	782,145,000	402,689,000	19,855,000
Non-controlling interest	48,043,000	13,574,000	12,827,000
Net Profit	$ 830,188,000	$ 416,263,000	$ 32,682,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 3.08	$ 1.59	$ 0.08
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	3.08	1.59	0.08
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	3.3	1.64	0.16
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	$ 3.3	$ 1.64	$ 0.16
Sociedad Minera Cerro Verde S.A.A.
Continuing operations
Sales of goods	$ 4,728,340,000	$ 4,238,322,000	$ 4,143,228,000
Total operating income	4,728,340,000	4,238,322,000	4,143,228,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(2,562,301,000)	(2,588,779,000)	(2,563,519,000)
Total cost of sales	(2,562,301,000)	(2,588,779,000)	(2,563,519,000)
Gross profit	2,166,039,000	1,649,543,000	1,579,709,000
Operating income (expenses)
Selling expenses	(118,643,000)	(145,771,000)	(158,244,000)
Other operating expenses	(63,528,000)	(23,688,000)	(91,219,000)
Other operating income	6,510,000	5,414,000	3,406,000
Total operating income (expenses)	(175,661,000)	(164,045,000)	(246,057,000)
Operating Profit	1,990,378,000	1,485,498,000	1,333,652,000
Other income (expense), net
Gain (loss) foreign exchange difference	72,439,000	1,162,000	20,476,000
Finance income	40,012,000	40,623,000	36,285,000
Finance costs	(7,495,000)	(9,552,000)	(67,118,000)
Profit before income tax	2,095,334,000	1,517,731,000	1,323,295,000
Income tax
Total income tax	(728,205,000)	(564,554,000)	(544,331,000)
Discontinued operations
Net Profit	1,367,129,000	953,177,000	778,964,000
Profit attributable to:
Net Profit	$ 1,367,129,000	$ 953,177,000	$ 778,964,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 3.905	$ 2.723	$ 2.225
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 3.905	$ 2.723	$ 2.225